Offerings - Offering: 1	Feb. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 939.08
Offering Note	Calculated as the aggregate maximum purchase price for limited liability company interests. Calculated at 0.013810% of the Transaction Valuation